                 [LOGO OF TRAINER, WORTHAM FUNDS APPEARS HERE]

                                                                January 29, 1997

Dear Fellow Shareholder:

   As we begin a new year, we are pleased to present you with the combined semi-annual report for the Trainer, Wortham First Mutual Funds. You will notice the report contains financial information for First Mutual Fund as well as our two new Funds: Trainer, Wortham Emerging Growth Fund and Trainer, Wortham Total Return Bond Fund.

   The average annualized total returns for First Mutual Fund for the 1, 3, 5 and "since inception" period ended December 31, 1996 were 21.36%, 14.56%, 12.09%, 14.53%, respectively. The net asset value at the calendar year end was $11.30 taking into account a distribution of $2.30 per share which was paid to shareholders of record on December 26, 1996. Performance information for the new Funds will be presented in our audited, annual report which will be dated June 30,1997. A distribution of $0.13 was paid to shareholders of the Trainer, Wortham Total Return Bond Fund on December 26,1996. The current yield for the Total Return Bond Fund is 5.8%.

   We remain optimistic about the long-term opportunities the markets will offer us as portfolio managers of your Funds. As we begin 1997, it is clear that the economy is healthy; however, it does not appear so healthy to make the threat of renewed inflationary pressures a serious one. We expect the U.S. business climate for 1997 to be one of moderate growth, stable demand, low inventory levels and modestly rising corporate earnings.

   By all standards, the stock market's direction and magnitude of advance has surpassed the consensus levels outlined by investment and economic professionals. While we believe the trend of the market will continue upward, further advances may not be as sharp and volatility could become more commonplace as investors react to news and economic events this year. In this environment, we believe investors will emphasize companies that offer consistent and visible earnings growth that are selling at reasonable valuations. Companies that offer some yield will also be of interest to secure additional rates of return and provide a buffer for potential drops in the market.

   If we are correct and interest rates remain stable, financial stocks should do well in 1997, while the bond markets should offer a reasonable yield and conservative return. An aging population and the increasing need to save and invest should improve the fundamentals for the financial services arena, allowing additional growth in this sector. Similarly, the healthcare sector should benefit from our aging population and the overall need to develop and deliver medical care at a reasonable cost. We are currently looking to the energy area for companies that have good prospects for growth from oil and gas production, as well as the oil field service companies that continue to benefit from increased capital spending in exploration and production. While the technology sector has been and will continue to be quite volatile, we continue to see long-term opportunity in select areas that benefit from corporate and consumer spending both here and abroad. Broadcasting issues continue to offer attractive returns as the businesses are high margin operations that generate substantial cash flow. Finally, select conglomerates offer potential as restructuring to increase shareholder value continues to be a major theme for those companies.

   At Trainer, Wortham we are committed to finding investments in companies that will prosper regardless of economic and market conditions and create value for our shareholders.

Respectfully,


                               /s/ David P. Como
                            David P. Como, President
                            Trainer, Wortham Funds,
                           Manager, First Mutual Fund


    /s/ Robert R Douglass, Jr.                       /s/ John D. Knox
Robert R Douglass, Jr., Vice-President         John D. Knox, Vice-President
Trainer, Wortham Emerging Growth Fund    Trainer, Wortham Total Return Bond Fund

TRAINER, WORTHAM FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 1996

--------------------------------------------------------------------------------

                                                                       MARKET
  SHARES                                                                VALUE
 --------                                                            -----------
          COMMON STOCKS - 97.17%
          BEVERAGES - 2.86%
   30,200 PepsiCo, Inc. ..........................................   $   883,350
                                                                     -----------
          CHEMICALS-DIVERSIFIED - 3.37%
   45,000 ChemFirst, Inc.*........................................     1,040,625
                                                                     -----------
          COMPUTER-NETWORKING PRODUCTS - 1.22%
    5,900 Cisco Systems, Inc.*....................................       375,388
                                                                     -----------
          COMPUTER SOFTWARE - 6.01%
   23,000 Computer Associates International, Inc. ................     1,144,250
   35,000 Wang Laboratories, Inc.*................................       708,750
                                                                     -----------
                                                                       1,853,000
                                                                     -----------
          CONSUMER PRODUCTS-MISCELLANEOUS - 2.45%
   38,500 Gibson Greetings, Inc.*.................................       755,562
                                                                     -----------
          DIVERSIFIED OPERATIONS - 5.20%
    5,000 AlliedSignal, Inc. .....................................       335,000
   10,000 American Brands, Inc. ..................................       496,250
   18,750 Thermo Electron Corp.*..................................       773,437
                                                                     -----------
                                                                       1,604,687
                                                                     -----------
          ELECTRICAL-CIRCUIT BOARDS - 0.76%
   21,700 Continental Circuits Corp.*.............................       233,275
                                                                     -----------
          FERTILIZERS - 1.17%
   15,030 Mississippi Chemical Corp. .............................       360,729
                                                                     -----------
          FINANCIAL INSTITUTIONS - 10.27%
   19,375 Bank of Boston Corp. ...................................     1,244,844
   69,500 Insignia Financial Group, Inc., Cl. A*..................     1,563,750
   20,000 ISB Financial Corp. ....................................       360,000
                                                                     -----------
                                                                       3,168,594
                                                                     -----------
          LEISURE-HOTELS/MOTELS - 2.52%
   13,000 HFS, Inc.*..............................................       776,750
                                                                     -----------
          MACHINERY-VISION - 5.38%
   22,500 Medar, Inc.*............................................       126,562
   44,800 Perceptron, Inc.*.......................................     1,534,400
                                                                     -----------
                                                                       1,660,962
                                                                     -----------
          MEDIA-RADIO/TV - 9.73%
   36,500 American Radio Systems Corp.*...........................       994,625
   52,000 Sinclair Broadcast Group, Inc., Cl. A*..................     1,352,000
   33,000 Westinghouse Electric Corp. ............................       655,875
                                                                     -----------
                                                                       3,002,500
                                                                     -----------
          MEDICAL-DRUGS - 4.73%
   20,000 Lilly (Eli) & Co. ......................................     1,460,000
                                                                     -----------
          MEDICAL-PRODUCTS/SUPPLIES - 6.77%
   60,000 First New England Dental Centers, Inc.* (Note 4)........       510,000
   20,000 Johnson & Johnson.......................................       995,000
   90,000 LaserSight, Inc.*.......................................       585,000
                                                                     -----------
                                                                       2,090,000
                                                                     -----------

TRAINER, WORTHAM FIRST MUTUAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 1996

--------------------------------------------------------------------------------

                                                                     MARKET
  SHARES                                                              VALUE
 ---------                                                         -----------
           OFFICE SUPPLIES-FORMS - 2.93%
   40,000  American Pad & Paper Co.*............................   $   905,000
                                                                   -----------
           OIL & GAS-EXPLORATION & PRODUCTION - 10.46%
   45,000  Abacan Resource Corp.*...............................       390,938
   24,800  Belden & Blake Corp.*................................       632,400
   47,100  Cairn Energy USA, Inc.*..............................       471,000
   30,000  Oryx Energy Co.*.....................................       742,500
   50,000  Queen Sand Resources, Inc.* (Note 4).................       200,000
   80,000  Ranger Oil, Ltd. ....................................       790,000
                                                                   -----------
                                                                     3,226,838
                                                                   -----------
           OIL SERVICES-MACHINERY & EQUIPMENT - 3.02%
   27,000  Baker Hughes, Inc. ..................................       931,500
                                                                   -----------
           PAPER AND RELATED PRODUCTS - 1.40%
   15,000  Westvaco Corp. ......................................       431,250
                                                                   -----------
           PUBLISHING-NEWS - 2.25%
   25,000  Harte-Hanks Communications...........................       693,750
                                                                   -----------
           RETAIL - 7.11%
   22,500  CUC International, Inc.*.............................       534,375
   56,000  Warnaco Group, Inc., Cl. A ..........................     1,659,000
                                                                   -----------
                                                                     2,193,375
                                                                   -----------
           RETIREMENT-AGED CARE - 1.63%
   33,000  Assisted Living Concepts, Inc.*......................       503,250
                                                                   -----------
           SCIENTIFIC INSTRUMENTS - 2.14%
   16,000  Millipore Corp. .....................................       662,000
                                                                   -----------
           SECURITY SERVICES - 3.41%
   39,000  Pittston Brink's Group...............................     1,053,000
                                                                   -----------
           TELECOMMUNICATIONS - 0.38%
   26,500  ProNet, Inc.*........................................       115,937
                                                                   -----------
           TOTAL COMMON STOCKS (COST $26,187,649) - 97.17%......    29,981,322
                                                                   -----------
 PRINCIPAL
  AMOUNT
 ---------
           CONVERTIBLE BONDS - 2.63%
 $500,000  American Body Armor & Equipment, 5.00%, 04/30/01
            (Cost $500,000).....................................       812,500
                                                                   -----------
           TOTAL INVESTMENTS (COST $26,687,649**) - 99.80%......    30,793,822
           OTHER ASSETS LESS OTHER LIABILITIES - 0.20%..........        60,392
                                                                   -----------
           NET ASSETS - 100.00%.................................   $30,854,214
                                                                   ===========

*  Non-income producing security
** Cost for Federal income tax purposes is $26,687,649 and net unrealized appreciation consists of:
           Gross unrealized appreciation........................   $ 6,139,422
           Gross unrealized depreciation........................    (2,033,249)
                                                                   -----------
           Net unrealized appreciation..........................   $ 4,106,173
                                                                   ===========

The notes to financial statements are an integral part of these statements.

TRAINER, WORTHAM EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 1996

--------------------------------------------------------------------------------

                                                                        MARKET
 SHARES                                                                 VALUE
 ------                                                               ----------
        COMMON STOCKS - 97.38%
        AEROSPACE/DEFENSE - 2.19%
 1,750  Orbital Sciences Corp.*....................................   $   30,188
                                                                      ----------
        BIOTECHNOLOGY/PHARMACEUTICALS - 11.91%
   900  BioChem Pharma, Inc.*......................................       45,225
 2,400  Cryolife, Inc.*............................................       30,000
   600  Human Genome Sciences, Inc.*...............................       24,450
 1,250  Liposome Co., Inc.*........................................       23,906
 3,000  Magainin Pharmaceuticals, Inc.*............................       28,875
   500  OXiGENE, Inc.*.............................................       11,750
                                                                      ----------
                                                                         164,206
                                                                      ----------
        BROADCASTING-RADIO/TV - 3.91%
   500  American Radio Systems Corp.*..............................       13,625
 1,550  Sinclair Broadcast Group, Inc., Cl. A*.....................       40,300
                                                                      ----------
                                                                          53,925
                                                                      ----------
        CHEMICALS - 3.23%
 4,000  Spartech Corp. ............................................       44,500
                                                                      ----------
        COMMERCIAL SERVICES-SCHOOLS - 6.10%
 1,250  Corrections Corp. of America*..............................       38,281
 3,000  Youth Services International, Inc.*........................       45,750
                                                                      ----------
                                                                          84,031
                                                                      ----------
        COMPUTER SOFTWARE & SERVICES - 15.67%
 2,000  ACE*COMM Corp.*............................................       30,000
   750  Cybercash, Inc.*...........................................       17,250
   750  Data Dimensions, Inc.*.....................................       26,625
 1,750  Integrated Systems, Inc.*..................................       45,500
 1,000  Rational Software Corp.*...................................       39,562
   400  Red Brick Systems, Inc.*...................................        9,200
 1,750  Versant Object Technology Corp.*...........................       32,594
 1,000  Visigenic Software Inc.*...................................       15,250
                                                                      ----------
                                                                         215,981
                                                                      ----------
        CONSUMER PRODUCTS-MISCELLANEOUS - 1.42%
 1,000  Gibson Greetings, Inc.*....................................       19,625
                                                                      ----------
        CONSUMER SERVICES - 1.92%
   750  Signature Resorts, Inc.*...................................       26,437
                                                                      ----------
        FINANCIAL SERVICES/REAL ESTATE - 7.58%
 1,000  Executive Risk, Inc. ......................................       37,000
 3,000  Insignia Financial Group, Inc., Cl. A*.....................       67,500
                                                                      ----------
                                                                         104,500
                                                                      ----------
        HOME FURNISHINGS - 2.57%
 1,000  Bush Industries, Inc., Cl. A...............................       19,250
 1,250  Conso Products Co.*........................................       16,094
                                                                      ----------
                                                                          35,344
                                                                      ----------

TRAINER, WORTHAM EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 1996

--------------------------------------------------------------------------------

                                                                       MARKET
 SHARES                                                                VALUE
 ------                                                              ----------
        MEDICAL & RELATED PRODUCTS/SERVICES - 11.55%
 2,500  Apache Medical Systems, Inc.*.............................   $   26,719
 3,500  Assisted Living Concepts, Inc.*...........................       53,375
 1,500  Collaborative Clinical Research, Inc.*....................       16,125
 6,000  LaserSight, Inc.*.........................................       39,000
 1,525  Thermolase Corp.*.........................................       24,019
                                                                     ----------
                                                                        159,238
                                                                     ----------
        METAL PROCESSING & FABRICATIONS - 1.80%
 1,250  Chase Brass Industries, Inc.*.............................       24,844
                                                                     ----------
        OIL & GAS EXPLORATION & PRODUCTION - 3.58%
 2,000  Abacan Resource Corp.*....................................       17,375
 3,200  Cairn Energy USA, Inc.*...................................       32,000
                                                                     ----------
                                                                         49,375
                                                                     ----------
        RETAIL-APPAREL - 6.96%
 2,500  Harold's Stores, Inc.*....................................       35,938
 1,250  Tommy Hilfiger Corp.*.....................................       60,000
                                                                     ----------
                                                                         95,938
                                                                     ----------
        TECHNOLOGY/ELECTRONICS/EQUIPMENT - 15.39%
   450  C-Cube Microsystems, Inc.*................................       16,622
 1,500  Continental Circuits Corp.*...............................       16,125
   750  KLA Instruments Corp.*....................................       26,625
 1,500  NetVantage, Inc., Cl. A*..................................       13,500
 1,100  Perceptron, Inc.*.........................................       37,675
 1,500  Silicon Valley Group, Inc.*...............................       30,187
 1,950  Stratasys, Inc.*..........................................       38,756
 1,800  Thermedics, Inc.*.........................................       32,625
                                                                     ----------
                                                                        212,115
                                                                     ----------
        TELECOMMUNICATIONS - 1.60%
 1,250  ICG Communications, Inc.*.................................       22,031
                                                                     ----------
        TOTAL COMMON STOCKS (COST $1,341,245**) - 97.38%..........    1,342,278
        OTHER ASSETS LESS OTHER LIABILITIES - 2.62%...............       36,087
                                                                     ----------
        NET ASSETS - 100.00%......................................   $1,378,365
                                                                     ==========

*  Non-income producing security
** Cost for Federal income tax purposes is $1,341,245 and net unrealized appreciation consists of:
        Gross unrealized appreciation.............................   $   84,325
        Gross unrealized depreciation.............................      (83,292)
                                                                     ----------
        Net unrealized appreciation...............................   $    1,033
                                                                     ==========

The notes to financial statements are an integral part of these statements.

TRAINER, WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 1996

--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
  AMOUNT                                                              VALUE
 ---------                                                         -----------
           FIXED INCOME - 98.92%
           U.S. GOVERNMENT TREASURY - 35.75%
 $530,000  U.S. Treasury Notes, 5.875%, 08/15/98 ...............   $   530,562
  300,000  U.S. Treasury Notes, 7.500%, 11/15/01 ...............       316,014
  250,000  U.S. Treasury Notes, 6.375%, 08/15/02 ...............       251,907
  500,000  U.S. Treasury Notes, 7.250%, 05/15/04 ...............       526,405
  350,000  U.S. Treasury Notes, 6.250%, 08/15/23 ...............       328,468
                                                                   -----------
           TOTAL U.S. GOVERNMENT TREASURY (COST $1,954,721).....     1,953,356
                                                                   -----------
           U.S. GOVERNMENT AGENCY - 30.58%
           Federal Home Loan Mortgage Corp. Gold Pool #E65534,
  496,907   6.500%, 10/01/11 ...................................       488,366
           Government National Mortgage Association Pool
  224,608   #431971, 6.500%, 05/15/26 ..........................       214,291
           Federal Home Loan Mortgage Corp. Gold Pool #072664,
  771,353   7.000%, 07/01/26 ...................................       757,132
           Federal Home Loan Mortgage Corp. Gold Pool #C80442,
  215,078   7.000%, 10/01/26 ...................................       211,112
                                                                   -----------
           TOTAL U.S. GOVERNMENT AGENCY (COST $1,656,726).......     1,670,901
                                                                   -----------
           ASSET BACKED - 1.77%
              Daimler-Benz Vehicle Trust, 5.850%, 07/20/03 (COST
   95,907  $95,890) ............................................        96,696
                                                                   -----------
           CORPORATE BONDS - 30.82%
             Associates Corp. of North America, 6.740%, 08/13/99
  150,000  .....................................................       151,500
  110,000  General Motors Acceptance Corp., 8.400%, 10/15/99 ...       115,775
  200,000  Banco LatinoAmericano, 6.690%, 12/23/99 .............       200,000
  160,000  Ford Motor Credit Corp., 7.020%, 10/10/00 ...........       162,200
  200,000  Sears Roebuck Acceptance Corp., 5.870%, 01/08/01 ....       194,500
  200,000  Comdisco, Inc., 5.750%, 02/15/01 ....................       193,500
  150,000  Morgan Stanley Group, Inc., 9.375%, 06/15/01 ........       165,562
  200,000  Scholastic Corp., 7.000%, 12/15/03 ..................       199,750
  200,000  Smith Barney Holdings, 7.125%, 10/01/06 .............       200,250
  100,000  Union Pacific Resources Corp., 7.000%, 10/15/06 .....       100,875
                                                                   -----------
           TOTAL CORPORATE BONDS (COST $1,685,760)..............     1,683,912
                                                                   -----------
           TOTAL INVESTMENTS (COST $5,393,097**) - 98.92%.......     5,404,865
           OTHER ASSETS LESS OTHER LIABILITIES - 1.08%..........        58,954
                                                                   -----------
           NET ASSETS - 100.00%.................................   $ 5,463,819
                                                                   ===========

** Cost for Federal income tax purposes is $5,393,097 and net unrealized appreciation consists of:
           Gross unrealized appreciation........................   $    22,981
           Gross unrealized depreciation........................       (11,213)
                                                                   -----------
           Net unrealized appreciation..........................   $    11,768
                                                                   ===========

The notes to financial statements are an integral part of these statements.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)

--------------------------------------------------------------------------------

                                             FIRST      EMERGING   TOTAL RETURN
                                            MUTUAL       GROWTH        BOND
                                          -----------  ----------  ------------
ASSETS
 Investments in securities at market
  value (identified cost $26,687,649,
  $1,341,245 and $5,393,097,
  respectively) (Notes 1 and 4).......... $30,793,822  $1,342,278   $5,404,865
 Cash....................................           0      26,543            0
 Receivables:
  Dividends and interest.................      31,427         384       63,141
  Investment securities sold.............   1,049,479           0            0
  Capital stock sold.....................      23,155         250            0
 Deferred organizational cost (Note 1)...           0      11,402       11,409
 Other assets............................          45      10,082       10,119
                                          -----------  ----------   ----------
  TOTAL ASSETS...........................  31,897,928   1,390,939    5,489,534
                                          -----------  ----------   ----------
LIABILITIES
 Payable for securities purchased........     680,319       2,813            0
 Payable to Advisor......................      18,201       9,761       15,950
 Other liabilities.......................     345,194           0        9,765
                                          -----------  ----------   ----------
  TOTAL LIABILITIES......................   1,043,714      12,574       25,715
                                          -----------  ----------   ----------
NET ASSETS
 (applicable to outstanding shares of
  2,729,934,138,824 and 541,326,
  respectively; unlimited shares of
  $0.001 par value authorized)........... $30,854,214  $1,378,365   $5,463,819
                                          ===========  ==========   ==========
 Net asset value, offering and redemption
  price per share........................ $     11.30  $     9.93   $    10.09
                                          ===========  ==========   ==========
SOURCE OF NET ASSETS
 Paid-in capital......................... $23,843,820  $1,374,352   $5,430,512
 Undistributed net investment loss.......    (132,450)       (348)        (355)
 Accumulated net realized gain on
  investments............................   3,036,671       3,328       21,894
 Net unrealized appreciation of
  investments............................   4,106,173       1,033       11,768
                                          -----------  ----------   ----------
  NET ASSETS............................. $30,854,214  $1,378,365   $5,463,819
                                          ===========  ==========   ==========

The notes to financial statements are an integral part of these statements.

STATEMENTS OF OPERATIONS
DECEMBER 31, 1996 (UNAUDITED)

-------------------------------------------------------------------------------

                                              FIRST      EMERGING  TOTAL RETURN
                                             MUTUAL     GROWTH /1/   BOND /1/
                                           -----------  ---------- ------------
INVESTMENT INCOME
 Dividends................................ $    81,537   $    235    $      0
 Interest.................................      47,523      2,961      77,031
                                           -----------   --------    --------
  TOTAL INCOME............................     129,060      3,196      77,031
                                           -----------   --------    --------
EXPENSES
 Advisory fees (Note 3)...................     116,295      3,544       5,380
 Distribution expense (Note 3)............      38,765      1,417           0
 Administrator expense....................      26,480      2,000       2,000
 Transfer agent fees......................      16,937      4,001       4,004
 Bookkeeping and pricing..................      12,098      4,000       4,000
 Insurance expense........................       8,199          0           0
 Custodian fees...........................       9,721      2,860       1,345
 Legal expense............................       6,050          0           0
 Registration expense.....................      11,184      4,265       4,742
 Organization expense (Note 1)............           0        598         591
 Independent accountants..................       5,546          0           0
 Other....................................       4,972        613       1,607
 Trustees' fees and expenses..............       3,247          0           0
 Reports to shareholders..................       2,016         35         159
                                           -----------   --------    --------
  TOTAL EXPENSES..........................     261,510     23,333      23,828
  Expenses waived and reimbursed..........           0    (19,789)    (14,861)
                                           -----------   --------    --------
  NET EXPENSES............................     261,510      3,544       8,967
                                           -----------   --------    --------
  NET INVESTMENT INCOME (LOSS)............    (132,450)      (348)     68,064
                                           -----------   --------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain from security
  transactions............................   4,042,760      3,328      23,714
 Net change in unrealized appreciation
  (depreciation) of investments...........  (4,360,620)     1,033      11,768
                                           -----------   --------    --------
 Net realized and unrealized gain (loss)
  on investments..........................    (317,860)     4,361      35,482
                                           -----------   --------    --------
 Net increase (decrease) in net assets
  resulting from operations............... $  (450,310)  $  4,013    $103,546
                                           ===========   ========    ========

---------------------------------
/1/ The Emerging Growth Fund and Total Return Bond Fund commenced operations on
    October 1, 1996.

The notes to financial statements are an integral part of these statements.

STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------

                                                          EMERGING   TOTAL RETURN
                                   FIRST MUTUAL            GROWTH        BOND
                             -------------------------  ------------ ------------
                              SIX MONTHS                   PERIOD       PERIOD
                                ENDED         YEAR         ENDED        ENDED
                             DECEMBER 31,     ENDED     DECEMBER 31, DECEMBER 31,
                                 1996       JUNE 30,      1996 /1/     1996 /1/
                             (UNAUDITED)      1996      (UNAUDITED)  (UNAUDITED)
                             ------------  -----------  ------------ ------------
OPERATIONS
 Net investment income
  (loss)...................  $  (132,450)  $  (208,863)  $     (348)  $   68,064
 Net realized gain on
  investments..............    4,042,760     5,869,876        3,328       23,714
 Net change in unrealized
  appreciation
  (depreciation) of
  investments..............   (4,360,620)    4,618,568        1,033       11,768
                             -----------   -----------   ----------   ----------
 Net increase (decrease) in
  net assets resulting from
  operations...............     (450,310)   10,279,581        4,013      103,546
                             -----------   -----------   ----------   ----------
DISTRIBUTIONS TO
 SHAREHOLDERS
 Distributions from net
  investment income........            0             0            0      (68,419)
 Distributions from
  realized gains on
  investments..............   (5,294,899)   (1,927,263)           0       (1,820)
                             -----------   -----------   ----------   ----------
  Total Distributions......   (5,294,899)   (1,927,263)           0      (70,239)
                             -----------   -----------   ----------   ----------
CAPITAL SHARE TRANSACTIONS
 Receipt from shares sold..    1,455,009     3,039,765    1,374,352    5,369,994
 Receipt from shares issued
  on reinvestment of
  distributions............    4,864,142     1,720,464            0       60,518
 Shares redeemed...........   (1,866,864)   (1,246,789)           0            0
                             -----------   -----------   ----------   ----------
 Net increase in net assets
  resulting from capital
  share transactions (a)...    4,452,287     3,513,440    1,374,352    5,430,512
                             -----------   -----------   ----------   ----------
  Total increase (decrease)
   in net assets...........   (1,292,922)   11,865,758    1,378,365    5,463,819
NET ASSETS
 Beginning of period.......   32,147,136    20,281,378            0            0
                             -----------   -----------   ----------   ----------
 End of period.............  $30,854,214   $32,147,136   $1,378,365   $5,463,819
                             ===========   ===========   ==========   ==========
 (a)Transactions in capital
      stock were:
  Shares sold..............      111,968       259,258      138,824      535,358
  Shares issued on
   reinvestment of
   distributions...........      431,218       154,718            0        5,968
  Shares redeemed..........     (140,355)     (109,829)           0            0
                             -----------   -----------   ----------   ----------
  Net increase.............      402,831       304,147      138,824      541,326
  Beginning balance........    2,327,103     2,022,956            0            0
                             -----------   -----------   ----------   ----------
  Ending balance...........    2,729,934     2,327,103      138,824      541,326
                             ===========   ===========   ==========   ==========

---------------------------------
/1/ The Emerging Growth Fund and Total Return Bond Fund commenced operations on
    October 1, 1996.

The notes to financial statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                       FIRST MUTUAL
                                   ---------------------------------------------------------
                                    SIX MONTHS
                                      ENDED
                                   DECEMBER 31,           YEARS ENDED JUNE 30,
                                       1996      -------------------------------------------
                                   (UNAUDITED)    1996     1995     1994     1993     1992
                                   ------------  -------  -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF PERIOD.............     $13.81      $10.03    $8.21    $9.29    $8.49    $9.24
                                     -------     -------  -------  -------  -------  -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income (loss)....      (0.05)      (0.09)   (0.09)   (0.09)   (0.06)    0.01
 Net gains (losses) on securities
  (both realized and unrealized)..     (0.16)       4.79     2.10    (0.13)    1.09    (0.09)
                                     -------     -------  -------  -------  -------  -------
  Total from investment
   operations....................      (0.21)       4.70     2.01    (0.22)    1.03    (0.08)
                                     -------     -------  -------  -------  -------  -------
 LESS DISTRIBUTIONS
 Dividends
  (from net investment income)...       0.00        0.00     0.00     0.00     0.00    (0.02)
 Distributions
  (from capital gains)...........      (2.30)      (0.92)   (0.19)   (0.86)   (0.23)   (0.65)
                                     -------     -------  -------  -------  -------  -------
  Total distributions............      (2.30)      (0.92)   (0.19)   (0.86)   (0.23)   (0.67)
                                     -------     -------  -------  -------  -------  -------
NET ASSET VALUE,
 END OF PERIOD...................     $11.30      $13.81   $10.03    $8.21    $9.29    $8.49
                                     =======     =======  =======  =======  =======  =======
TOTAL RETURN.....................    (2.95%)*     49.12%   25.04%   (3.91%)  12.17%   (1.01%)
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period
  (in 000's).....................    $30,854     $32,147  $20,281  $21,446  $19,093  $18,143
 Ratio of expenses to average net
  assets **......................      1.69% *     1.74%    2.16%    1.97%    1.99%    1.87%
 Ratio of net investment income
  (loss) to average net assets
  **.............................     (0.85%) *   (0.82%)  (0.77%)  (0.97%)  (0.61%)   0.08%
 Portfolio turnover rate.........       107% *      107%     198%     178%     172%     175%
 Average commission rate paid....    $0.0533     $0.0683      N/A      N/A      N/A      N/A

---------------------------------
*  Annualized.
** Average net assets have been computed on the basis of the value of the net assets at the end of the month.

The notes to financial statements are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

                                                        EMERGING    TOTAL RETURN
                                                         GROWTH         BOND
                                                      ------------  ------------
                                                         PERIOD        PERIOD
                                                         ENDED         ENDED
                                                      DECEMBER 31,  DECEMBER 31,
                                                        1996 /1/      1996 /1/
                                                      (UNAUDITED)   (UNAUDITED)
                                                      ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD.................    $10.00        $10.00
                                                        -------        ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income...............................      0.00          0.25
 Net losses on securities (both realized and
  unrealized)........................................     (0.07)        (0.03)
                                                        -------        ------
  Total from investment operations...................     (0.07)         0.22
                                                        -------        ------
 LESS DISTRIBUTIONS
 Dividends (from net investment income)..............      0.00         (0.13)
                                                        -------        ------
  Total distributions................................      0.00         (0.13)
                                                        -------        ------
NET ASSET VALUE, END OF PERIOD.......................     $9.93        $10.09
                                                        =======        ======
TOTAL RETURN.........................................    (0.70%)+       2.21% +
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)................    $1,378        $5,464
 Ratio of expenses to average net assets **
  before reimbursement of expenses by Advisor........     8.23% *       1.99% *
  after reimbursement of expenses by Advisor.........     1.25% *       0.75% *
 Ratio of net investment income (loss) to average net
  assets **
  before reimbursement of expenses by Advisor........    (7.10%) *      4.45% *
  after reimbursement of expenses by Advisor.........    (0.12%) *      5.69% *
 Portfolio turnover rate.............................        8% *        197% *
 Average commission rate paid........................   $0.0833           N/A

---------------------------------
/1/ The Emerging Growth Fund and Total Return Bond Fund commenced operations on
    October 1, 1996.
+   Since inception, not annualized.
*   Annualized.
** Average net assets have been computed on the basis of the value of the net assets at the end of the month.

The notes to financial statements are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     DECEMBER 31, 1996

-------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Trainer, Wortham First Mutual Funds (the "Trust") is an open-end management investment company which currently offers shares of three series: First Mutual Fund; Trainer, Wortham Emerging Growth Fund ("Emerging Growth Fund"); and Trainer, Wortham Total Return Bond Fund ("Total Return Bond Fund"). Each
Series has distinct investment objectives and policies.

First Mutual Fund's primary investment objective is to seek capital appreciation principally through investments in common stock. The Fund may also invest in securities convertible into common stock such as convertible bonds or preferred stock. Its secondary investment objective is to seek income from dividends and interest. Emerging Growth Fund's investment objective is to seek capital appreciation through investments in the common stock of emerging growth companies. Emerging growth companies are defined by the Advisor as companies that are achieving, or about to achieve, rapid earnings growth due to a new product, a new industry, technological innovation, new management, or a novel strategic corporate positioning, among other factors. The weighted average market capitalization of holdings in the Fund will be approximately $1 billion. The Total Return Bond Fund seeks to maximize total return consistent with preservation of capital. The Fund will invest in U.S. Government and agency securities, investment grade corporate bonds and other fixed-income securities. The Fund will seek to produce conservative, risk adjusted returns.

Due to the inherent risk in any investment program, no Fund can ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest which approximates market value.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the capital stock of a Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The offering price and redemption price per share is the same as the net asset value per share.

D. FEDERAL INCOME TAXES. It is the policy of each Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     DECEMBER 31, 1996

-------------------------------------------------------------------------------
best interest of its stockholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, federal income taxes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

F. ORGANIZATION COSTS. Organization costs for Emerging Growth Fund and Total Return Bond Fund are being amortized on a straight-line basis over five years, commencing October 1, 1996.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, for the six-month period ended December 31, 1996 are as follows:

                                                         PURCHASES     SALES
                                                        ----------- -----------
First Mutual Fund...................................... $17,316,031 $16,879,697
Emerging Growth Fund...................................   1,359,792      21,875
Total Return Bond Fund.................................   8,192,247   2,707,126

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Trainer, Wortham & Co., Inc. (the "Advisor") is the investment advisor for the Trust pursuant to three separate investment advisory agreements (the "Agreements"). Under the terms of the Agreements, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.75% of the average daily net assets of First Mutual Fund, 1.25% of the average daily net assets of Emerging Growth Fund, and 0.45% of the average daily net assets of the Total Return Bond Fund.

For the period ended December 31, 1996, the Trust paid the Advisor $116,295 in advisory fees on behalf of First Mutual Fund, $3,544 on behalf of Emerging Growth Fund and $5,380 on behalf of Total Return Bond Fund. The Advisor has voluntarily elected to waive advisory fees to the extent total operating expenses exceed 1.25% and 0.75%, respectively, for Emerging Growth Fund and Total Return Bond Fund. For the period ended December 31, 1996, the Advisor reimbursed Emerging Growth Fund $19,789 and Total Return Bond Fund $14,861. The Trust has adopted Distribution Plans (the "Plans"), with respect to First Mutual Fund and Emerging Growth Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Funds to pay certain expenses associated with the distribution of its shares. The Plan provides that the Trust will reimburse FPS Broker Services, Inc. (the "Distributor"), the Trust's sole Underwriter and Distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the average daily net assets of First Mutual Fund and 0.50% of the average daily net assets of Emerging Growth Fund. For the period ended December 31, 1996, the Trust reimbursed the Distributor $38,765 and $1,417 on behalf of First Mutual Fund and Emerging Growth Fund, respectively, for distribution costs incurred.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     DECEMBER 31, 1996

-------------------------------------------------------------------------------

NOTE 4 - RESTRICTED SECURITIES
First Mutual Fund owns certain investment securities which are restricted as to resale. Accordingly, these securities are valued at fair value in good faith by or under the direction of the Trust's Board of Trustees, taking into consideration such factors including recent private sales, market conditions and the issuer's financial performance. At December 31, 1996, First Mutual Fund owned the following securities which may not be sold without registration under the Securities Act of 1933:

                               ACQUISITION        UNIT   MARKET
          SECURITY                DATE     SHARES PRICE  VALUE   %TNA    COST
          --------             ----------- ------ ----- -------- ----  --------
First New England Dental
 Centers, Inc................   10/23/96   60,000 $8.50 $510,000 1.65% $510,000
Queen Sands Resources, Inc...   07/05/95   50,000  4.00  200,000 0.65   150,000

NOTE 5 - ANNUAL MEETING OF SHAREHOLDERS
The Annual Meeting of Stockholders of First Mutual Fund was held on August 8, 1996 for purposes of considering and acting upon the matters set forth in the Proxy Statement and summarized below. A quorum was represented at the Meeting and the voting results are also set forth below.

A. Election of a Board of Trustees

                                    WITHHOLD                                         WITHHOLD
                           FOR      AUTHORITY                                 FOR    AUTHORITY
                           ---      ---------                                 ---    ---------
James F. Twaddell....... 1,581,341       0         David Elias............. 1,581,188    153
David P. Como........... 1,581,124     217         Robert S. Lazar......... 1,581,341      0
Robert H. Breslin, Jr. . 1,579,851   1,490         Martin S. Levine........ 1,581,311     30
Raymond Eisenberg....... 1,579,634   1,707         Theresa Thibadeau....... 1,581,319     22

B. Selection by the Board of Trustees of Tait, Weller & Baker to audit the accounts of the Trust for the fiscal year ending June 30, 1997.

            FOR                          AGAINST                       ABSTAIN
            ---                          -------                       -------
         1,580,979                         362                            0

C. Amendments to the Investment Advisory Agreement between the Trust and Trainer, Wortham & Co., Inc. increasing the management fee payable by the Trust.

            FOR                          AGAINST                       ABSTAIN
            ---                          -------                       -------
         1,545,543                       29,553                         6,245

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     DECEMBER 31, 1996

-------------------------------------------------------------------------------

Certain officers and trustees of the Trust are affiliated persons of the Advisor.

                      TRAINER, WORTHAM FIRST MUTUAL FUNDS
                          845 Third Avenue, 6th Floor
                              New York, NY 10022



OFFICERS
David P. Como
President

Robert R. Douglass, Jr.
Vice President

H. Williamson Ghriskey, Jr.
Vice President/Treasurer

Charles H.G. Honey
Vice President

John D. Knox
Vice President

Debra L. Clark
Secretary

INVESTMENT ADVISOR
Trainer, Wortham & Co., Inc.
845 Third Avenue, 6th floor
New York, NY 10022

AUDITORS
Tait, Weller & Baker
Two Penn Center Plaza, Suite 700
Philadelphia, PA 19102

CUSTODIAN
UMB Bank KC, NA
P.O. Box 412797
Kansas City, MO 64141-2797

FUND ADMINISTRATION
FPS Services, Inc.
3200 Horizon Drive
King of Prussia, PA 19406


This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus which includes details regarding the Trust's objectives, policies, expenses and other information.

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
David Elias
Robert S. Lazar
Martin S. Levine
Theresa C. Thibadeau
James F. Twaddell


For more complete
information including
charges and expenses, you
may request a prospectus by
calling:

        800.257.4414


                 [LOGO OF TRAINER, WORTHAM FUNDS APPEARS HERE]

              845 Third Avenue/6th Floor, New York, New York 10022
              800.257.4414 . Fax: 212.583.9348

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1996


                 [LOGO OF TRAINER, WORTHAM FUNDS APPEARS HERE]

                               FIRST MUTUAL FUND
                              EMERGING GROWTH FUND
                             TOTAL RETURN BOND FUND

                                  800.257.4414